CHNGE 2022-1 ABS 15G

Exhibit 99.10

Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value
405	Change Lending Flow	Qualifying FICO	creditLiabilitiesPage	782	778
141	Change Lending Flow	Qualifying FICO	creditLiabilitiesPage	766	775